Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	¥ 1,029,157	¥ 998,050
Unguaranteed residual value	27,361	29,245
Initial direct costs	1,455	2,223
Total	¥ 1,057,973	¥ 1,029,518